Consolidated Statement of Shareholders' Equity - PEN (S/) S/ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Share premium [member]	Other reserves [member]	Equity instruments at fair value [Member]	Debt instruments at fair [Member]	Insurance premiums reserves [Member]	Cash flow hedges [Member]	Foreign currency translation [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interest [Member]
Beginning, balance at Dec. 31, 2020	S/ 8,953,949	S/ 1,038,017	S/ (2,769)	S/ 532,771	S/ 5,200,000	S/ 297,212	S/ 1,667,103	S/ (1,255,845)	S/ (37,108)	S/ 165,411	S/ 1,303,317	S/ 8,908,109	S/ 45,840
Beginning, balance Shares at Dec. 31, 2020		115,447	(24)
Statement [Line Items]
Net profit for the year	1,800,179										1,790,155	1,790,155	10,024
Other comprehensive income	(557,376)					145,899	(2,266,729)	1,389,995	81,986	95,674		(553,175)	(4,201)
Total comprehensive income	1,242,803					145,899	(2,266,729)	1,389,995	81,986	95,674	1,790,155	1,236,980	5,823
Declared and paid dividends	(633,853)										(633,853)	(633,853)
Purchase of treasury stock	(594)		S/ (594)									(594)
Purchase of treasury stock, Shares			(5)
Dividends paid to non-controlling interest of Subsidiaries	(328)												(328)
Sale of equity instruments at fair value through other comprehensive income, Note						(451,898)					451,898
Others	(6,615)										(6,605)	(6,605)	(10)
Ending balance (Previously stated [member]) at Dec. 31, 2021	9,555,362	S/ 1,038,017	S/ (3,363)	532,771	5,200,000	(8,787)	(599,626)	134,150	44,878	261,085	2,904,912	9,504,037	51,325
Ending balance at Dec. 31, 2021	8,734,828	S/ 1,038,017	S/ (3,363)	532,771	5,200,000	(8,787)	(599,626)	(27)	44,878	261,085	2,219,902	8,684,850	49,978
Ending balance,Shares (Previously stated [member]) at Dec. 31, 2021		115,447	(29)
Ending balance,Shares at Dec. 31, 2021		115,447	(29)
Statement [Line Items]
Changes due to first adoption of IFRS 17 "Insurance Contracts", Note 3.7 | Increase (decrease) due to changes in accounting policy [member]	(820,534)							(134,177)			(685,010)	(819,187)	(1,347)
Net profit for the year	1,678,114										1,668,026	1,668,026	10,088
Other comprehensive income	(237,427)					(21,663)	(1,821,183)	1,711,520	(54,140)	(50,165)		(235,631)	(1,796)
Total comprehensive income	1,440,687					(21,663)	(1,821,183)	1,711,520	(54,140)	(50,165)	1,668,026	1,432,395	8,292
Declared and paid dividends	(751,532)										(751,532)	(751,532)
Transfer of retained earnings to reserves					800,000						(800,000)
Dividends paid to non-controlling interest of Subsidiaries	(4,511)												(4,511)
Sale of equity instruments at fair value through other comprehensive income, Note						(16,313)					16,313
Others	6,755										6,755	6,755
Ending balance at Dec. 31, 2022	9,426,227	S/ 1,038,017	S/ (3,363)	532,771	6,000,000	(46,763)	(2,420,809)	1,711,493	(9,262)	210,920	2,359,464	9,372,468	53,759
Ending balance,Shares at Dec. 31, 2022		115,447	(29)
Statement [Line Items]
Net profit for the year	1,079,276										1,072,728	1,072,728	6,548
Other comprehensive income	131,990					16,055	1,127,246	(968,599)	(22,671)	(21,970)		130,061	1,929
Total comprehensive income	1,211,266					16,055	1,127,246	(968,599)	(22,671)	(21,970)	1,072,728	1,202,789	8,477
Declared and paid dividends	(511,788)										(511,788)	(511,788)
Purchase of treasury stock	(80,946)		S/ (80,946)									(80,946)
Purchase of treasury stock, Shares			(938)
Dividends paid to non-controlling interest of Subsidiaries	(4,242)												(4,242)
Sale of equity instruments at fair value through other comprehensive income, Note						(33,433)					33,433
Others	(32,416)										(32,306)	(32,306)	(110)
Ending balance at Dec. 31, 2023	S/ 10,008,101	S/ 1,038,017	S/ (84,309)	S/ 532,771	S/ 6,000,000	S/ (64,141)	S/ (1,293,563)	S/ 742,894	S/ (31,933)	S/ 188,950	S/ 2,921,531	S/ 9,950,217	S/ 57,884
Ending balance,Shares at Dec. 31, 2023		115,447	(967)